Intangible Assets (Details) - Schedule of Intangible Assets - Unique Logistics International, Inc. [Member] - USD ($)	May 31, 2023	May 31, 2022
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 15,267,000	$ 8,752,000
Less: Accumulated amortization	(2,401,907)	(1,414,296)
Intangible assets, net	12,865,093	7,337,704
Trademarks and Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	806,000	806,000
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	13,925,000	7,633,000
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 536,000	$ 313,000